Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

April 27, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life (N.Y.) Variable Account C ("Registrant") of
Sun Life Insurance and Annuity Company of New York ("Depositor" or “Sun Life NY”)
Registration Statement on Form N-4 (the "Registration Statement")
File Nos. 333-171643 and 811-0440 (Masters I-Share NY)

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 2 ("Pre-Effective Amendment No. 2") to the above-captioned Registration Statement.  The Registration Statement was filed with the Securities and Exchange Commission ("SEC") on January 10, 2011; and Pre-Effective Amendment No. 1 was filed on March 29, 2011.

The primary purpose of Pre-Effective Amendment No. 2 is (1) to add the financial statements of the Depositor, the financial statements of the Registrant, and the auditors’ consent, and (2) to request acceleration of the effective date of the Registration Statement to May 2, 2011.

Acceleration Request

Registrant believes that Pre-Effective Amendment No. 2 is responsive to Staff comments. Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., will be making an oral request for acceleration of the effective date of the Registration Statement to May 2, 2011.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from their full responsibilities for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire